Debt - Schedule of maturities of the debt (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt
2025	¥ 112,848	$ 15,460
2026	2,802	385
2027	1,361	186
2028	543	74
Total	¥ 117,554	$ 16,105